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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP International Value Portfolio
ING VP MidCap Opportunities Portfolio
ING VP SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 89.8%
		Brazil: 2.3%
229,500		Petroleo Brasileiro SA ADR	$10,086,525
			10,086,525
		Canada: 4.6%
972,300		Bombardier, Inc. - Class B	5,280,615
84,612		EnCana Corp.	5,403,083
309,100	L	GoldCorp, Inc.	9,776,833
			20,460,531
		China: 2.0%
13,460,000		Huaneng Power International, Inc.	8,948,842
			8,948,842
		France: 12.7%
248,301		Air France-KLM	5,684,958
209,115	L	AXA SA ADR	6,829,696
118,000		BNP Paribas	11,263,955
239,500		Peugeot SA	9,013,848
147,476		Sanofi-Aventis	9,695,864
232,980		Total SA	14,153,485
			56,641,806
		Germany: 1.7%
150,945		E.ON AG	7,666,415
			7,666,415
		Greece: 1.9%
213,000		National Bank of Greece SA	8,631,713
			8,631,713
		Hong Kong: 4.1%
884,000		Henderson Land Development Co., Ltd.	3,940,667
1,442,000		Hongkong Land Holdings Ltd.	4,319,955
1,140,000		Swire Pacific Ltd.	10,020,765
			18,281,387
		India: 3.2%
386,914	L	ICICI Bank Ltd. ADR	9,100,217
358,000		Maruti Udyog Ltd.	5,343,610
			14,443,827
		Italy: 7.1%
1,101,100		Enel S.p.A.	9,191,614
470,475		ENI S.p.A.	12,470,408
2,773,900		Terna S.p.A	10,198,184
			31,860,206
		Japan: 21.1%
428,600		Bridgestone Corp.	8,114,047
1,628		East Japan Railway Co.	12,141,031
840,400		Mitsubishi UFJ Financial Group, Inc.	7,328,498
932,500		Namco Bandai Holdings, Inc.	10,251,522
1,542,000		Nippon Express Co., Ltd.	6,883,837
1,900		Nippon Telegraph & Telephone Corp.	8,480,549
804,100		Sumitomo Corp.	7,497,308
229,500		Tokyo Electron Ltd.	10,385,165
384,700		Toyota Motor Corp.	16,446,891
480,000		Yamaha Motor Co., Ltd.	6,555,887
			94,084,735
		Netherlands: 3.4%
415,400		Royal KPN NV	5,999,168
321,598		Unilever NV	9,052,603
			15,051,771
		Singapore: 1.2%
449,000		United Overseas Bank Ltd.	5,367,718
			5,367,718
		Sweden: 2.4%
894,600		Nordea Bank AB	10,680,577
			10,680,577
		Switzerland: 6.8%
182,600	L	Credit Suisse Group ADR	8,815,928
368,500	L	STMicroelectronics NV	3,751,330
291,500		Xstrata PLC	9,084,437
32,400		Zurich Financial Services AG	8,972,227
			30,623,922
		Taiwan: 0.0%
315		Wistron Corp.	391
			391
		Turkey: 0.4%
597,357	@	KOC Holding A/S	1,807,238
			1,807,238
		United Kingdom: 14.9%
277,000		AstraZeneca PLC	12,121,320
355,076		Barclays PLC ADR	8,770,377
182,200		BP PLC ADR	9,140,974

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
293,238		Cadbury PLC	$2,948,124
479,000		GlaxoSmithKline PLC	10,376,376
954,500		HSBC Holdings PLC	15,442,072
520,300		Marks & Spencer Group PLC	1,900,471
2,622,513		Vodafone Group PLC	5,791,610
			66,491,324
		Total Common Stock
		(Cost $478,033,559)	401,128,928
REAL ESTATE INVESTMENT TRUSTS: 2.2%
		France: 2.2%
48,224		Unibail	9,757,150
		Total Real Estate Investment Trusts
		(Cost $12,071,984)	9,757,150
EXCHANGE-TRADED FUNDS: 1.0%
		Developed Markets: 1.0%
81,000	L	iShares MSCI EAFE Index Fund	4,560,300
		Total Exchange-Traded Funds
		(Cost $4,685,267)	4,560,300
		Total Long-Term Investments
		(Cost $494,790,810)	415,446,378
SHORT-TERM INVESTMENTS: 12.1%
		Affiliated Mutual Fund: 6.2%
27,750,000		ING Institutional Prime Money Market Fund - Class I	27,750,000
		Total Mutual Fund
		(Cost $27,750,000)	27,750,000

Principal Amount			Value
	Repurchase Agreement: 0.5%
$2,144,000	Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $2,144,060 to be received upon repurchase (Collateralized by $2,069,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $2,187,860, due 10/15/14)		$2,144,000
	Total Repurchase Agreement
	(Cost $2,144,000)		2,144,000

	Securities Lending Collateral(cc): 5.4%
24,652,018	Bank of New York Mellon Corp. Institutional Cash Reserves		24,350,522
	Total Securities Lending Collateral
	(Cost $24,652,018)		24,350,522
	Total Short-Term Investments
	(Cost $54,546,018)		54,244,522

	Total Investments in Securities
	(Cost $549,336,828)*	105.1%	$469,690,900
	Other Assets and Liabilities - Net	(5.1)	(22,993,710)
	Net Assets	100.0%	$446,697,190

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
*	Cost for federal income tax purposes is $552,908,137.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,822,666
	Gross Unrealized Depreciation	(86,039,903)
	Net Unrealized Depreciation	$(83,217,237)

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Airlines	1.3%
Auto Manufacturers	6.9
Auto Parts & Equipment	1.8
Banks	17.1
Computers	0.0
Distribution/Wholesale	1.7
Diversified	2.2
Diversified Financial Services	2.0
Electric	8.1
Food	2.7
Holding Companies - Diversified	2.6
Insurance	3.5
Leisure Time	1.5
Mining	4.2
Miscellaneous Manufacturing	1.2
Oil & Gas	11.5
Pharmaceuticals	7.2
Real Estate	1.8
Retail	0.4
Semiconductors	3.2
Telecommunications	4.5
Toys/Games/Hobbies	2.3
Transportation	4.3
Other Long-Term Investments	1.0
Short-Term Investments	12.1
Other Assets and Liabilities - Net	(5.1)
Net Assets	100.0%

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$152,006,596	$—
Level 2- Other Significant Observable Inputs	317,684,304	—
Level 3- Significant Unobservable Inputs	—	—
Total	$469,690,900	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.5%
		Aerospace/Defense: 2.5%
93,610		L-3 Communications Holdings, Inc.	$9,203,735
210,580	@, L	Orbital Sciences Corp.	5,047,603
			14,251,338
		Airlines: 0.5%
397,960	@, L	Delta Airlines, Inc.	2,964,802
			2,964,802
		Apparel: 0.7%
183,386	@, L	Gildan Activewear, Inc.	4,177,533
			4,177,533
		Biotechnology: 0.5%
29,242	@	Bio-Rad Laboratories, Inc.	2,898,467
			2,898,467
		Chemicals: 4.1%
93,630		Air Products & Chemicals, Inc.	6,412,719
235,480	L	Ecolab, Inc.	11,425,490
54,120		Monsanto Co.	5,356,798
			23,195,007
		Coal: 0.4%
69,840		Massey Energy Co.	2,491,193
			2,491,193
		Commercial Services: 3.9%
190,280	@	Apollo Group, Inc. - Class A	11,283,604
297,988	@	Corrections Corp. of America	7,405,002
74,650		Watson Wyatt Worldwide, Inc.	3,712,345
			22,400,951
		Computers: 3.7%
302,547	@, L	Logitech International	7,055,396
225,930	@, L	Micros Systems, Inc.	6,023,294
426,130	@	NetApp, Inc.	7,768,350
			20,847,040
		Cosmetics/Personal Care: 1.6%
112,170	@, L	Chattem, Inc.	8,769,451
			8,769,451
		Distribution/Wholesale: 2.4%
406,271	@, L	LKQ Corp.	6,894,419
140,990	L	Owens & Minor, Inc.	6,838,015
			13,732,434
		Diversified Financial Services: 5.2%
33,842	@, L	Affiliated Managers Group, Inc.	2,803,810
390,430		Invesco Ltd.	8,191,221
181,490		Lazard Ltd.	7,760,512
181,920	@, L	Nasdaq Stock Market, Inc.	5,561,294
253,590	L	OptionsXpress Holdings, Inc.	4,924,718
			29,241,555
		Electronics: 2.7%
230,210	@, L	Dolby Laboratories, Inc.	8,101,090
180,980	@, L	Flir Systems, Inc.	6,953,252
			15,054,342
		Engineering & Construction: 0.5%
77,950	@	Foster Wheeler Ltd.	2,814,775
			2,814,775
		Food: 2.6%
196,403	L	Flowers Foods, Inc.	5,766,392
132,950	@	Ralcorp Holdings, Inc.	8,962,160
			14,728,552
		Gas: 1.0%
393,750		Centerpoint Energy, Inc.	5,736,938
			5,736,938
		Healthcare - Products: 5.2%
189,180		Covidien Ltd.	10,170,317
177,969	@, L	Masimo Corp.	6,620,447
270,431	L	Meridian Bioscience, Inc.	7,853,316
111,950	@	St. Jude Medical, Inc.	4,868,706
			29,512,786
		Healthcare - Services: 1.8%
158,990	@, L	Lincare Holdings, Inc.	4,784,009
98,140		Universal Health Services, Inc.	5,498,784
			10,282,793
		Internet: 2.9%
231,640	@	F5 Networks, Inc.	5,415,743
324,970	@	McAfee, Inc.	11,035,981
			16,451,724
		Leisure Time: 1.0%
184,100	@, L	WMS Industries, Inc.	5,627,937
			5,627,937

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 2.1%
208,102		Roper Industries, Inc.	$11,853,490
			11,853,490
		Media: 2.3%
531,130	@	Liberty Media Corp. - Entertainment	13,262,316
			13,262,316
		Miscellaneous Manufacturing: 3.7%
54,092		Dover Corp.	2,193,431
182,980		ITT Corp.	10,175,518
113,270		SPX Corp.	8,721,790
			21,090,739
		Oil & Gas: 6.5%
145,100		Cimarex Energy Co.	7,096,841
130,670		Hess Corp.	10,725,394
74,140		Murphy Oil Corp.	4,755,340
379,250	L	Patterson-UTI Energy, Inc.	7,592,585
149,185		XTO Energy, Inc.	6,940,086
			37,110,246
		Oil & Gas Services: 2.9%
197,060		BJ Services Co.	3,769,758
611,200	@	Key Energy Services, Inc.	7,089,920
113,272	@	National Oilwell Varco, Inc.	5,689,653
			16,549,331
		Packaging & Containers: 1.9%
150,380	@	Owens-Illinois, Inc.	4,421,172
126,920	L	Silgan Holdings, Inc.	6,484,343
			10,905,515
		Pharmaceuticals: 2.1%
304,762	L	Perrigo Co.	11,721,147
			11,721,147
		Retail: 10.2%
253,810		Advance Auto Parts, Inc.	10,066,105
182,370	L	Darden Restaurants, Inc.	5,221,253
521,140		Foot Locker, Inc.	8,421,622
275,895	@, L	GameStop Corp.	9,438,368
257,362	L	RadioShack Corp.	4,447,215
268,290		Ross Stores, Inc.	9,875,755
337,590		TJX Cos., Inc.	10,303,247
			57,773,565
		Savings & Loans: 1.2%
352,740	L	People’s United Financial, Inc.	6,790,245
			6,790,245
		Semiconductors: 5.9%
299,390	L	Altera Corp.	6,191,385
316,550	@	Broadcom Corp.	5,897,327
113,830	@	MEMC Electronic Materials, Inc.	3,216,836
455,280	L	National Semiconductor Corp.	7,835,369
482,380	@, L	ON Semiconductor Corp.	3,260,889
424,002	@	Verigy Ltd.	6,902,753
			33,304,559
		Software: 11.0%
925,610	@, L	Activision Blizzard, Inc.	14,282,155
198,120	@	Ansys, Inc.	7,502,804
309,470	@	BMC Software, Inc.	8,860,126
92,720		Dun & Bradstreet Corp.	8,749,059
234,930	@	Fiserv, Inc.	11,116,888
254,440	@	Intuit, Inc.	8,042,848
174,160	@	MSCI, Inc. - Class A	4,179,840
			62,733,720
		Telecommunications: 2.5%
289,870	@, L	Juniper Networks, Inc.	6,107,561
303,580	@, L	SBA Communications Corp.	7,853,615
			13,961,176
		Total Common Stock
		(Cost $603,645,720)	542,235,667
EXCHANGE-TRADED FUNDS: 3.1%
		Exchange-Traded Funds: 3.1%
408,072	L	iShares Russell Midcap Growth Index Fund	17,722,567
		Total Exchange-Traded Funds
		(Cost $20,431,395)	17,722,567
		Total Long-Term Investments
		(Cost $624,077,115)	559,958,234
SHORT-TERM INVESTMENTS: 20.8%
		Affiliated Mutual Fund: 3.0%
17,375,000		ING Institutional Prime Money Market Fund - Class I	17,375,000
		Total Mutual Fund
		(Cost $17,375,000)	17,375,000

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.5%
$2,710,000	Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $2,710,075 to be received upon repurchase (Collateralized by $2,615,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $2,765,226, due 10/15/14)		$2,710,000
	Total Repurchase Agreement
	(Cost $2,710,000)		2,710,000

	Securities Lending Collateral(cc): 17.3%
99,317,267	Bank of New York Mellon Corp. Institutional Cash Reserves		98,165,990
	Total Securities Lending Collateral
	(Cost $99,317,267)		98,165,990
	Total Short-Term Investments
	(Cost $119,402,267)		118,250,990
	Total Investments in Securities
	(Cost $743,479,382)*	119.4%	$678,209,224
	Other Assets and Liabilities - Net	(19.4)	(110,068,988)
	Net Assets	100.0%	$568,140,236

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
*	Cost for federal income tax purposes is $745,356,691.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$9,608,556
	Gross Unrealized Depreciation	(76,756,023)
	Net Unrealized Depreciation	$(67,147,467)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$675,499,224	$—
Level 2- Other Significant Observable Inputs	2,710,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$678,209,224	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.3%
		Advertising: 0.7%
64,454	@	inVentiv Health, Inc.	$1,138,258
			1,138,258
		Aerospace/Defense: 2.7%
33,400		Curtiss-Wright Corp.	1,518,030
33,413	@	Moog, Inc.	1,432,749
22,200	@	Teledyne Technologies, Inc.	1,268,952
			4,219,731
		Apparel: 1.5%
13,100	@, L	Deckers Outdoor Corp.	1,363,448
41,700	@, L	Gildan Activewear, Inc.	949,926
			2,313,374
		Banks: 1.8%
47,800	L	Bank Mutual Corp.	542,530
20,900		First Midwest Bancorp., Inc.	506,616
16,100	L	PrivateBancorp, Inc.	670,726
30,030	@, L	Signature Bank	1,047,446
			2,767,318
		Biotechnology: 4.8%
22,200	@	Alexion Pharmaceuticals, Inc.	872,460
9,300	@, L	AMAG Pharmaceuticals, Inc.	360,189
22,029	@	Bio-Rad Laboratories, Inc.	2,183,514
69,889	@, L	Human Genome Sciences, Inc.	443,795
17,800	@, L	Nanosphere, Inc.	151,834
19,053	@, L	OSI Pharmaceuticals, Inc.	939,122
107,040	@, L	RTI Biologics, Inc.	1,000,824
14,700	@, L	United Therapeutics Corp.	1,545,999
43,400	@	Vical, Inc.	95,046
			7,592,783
		Building Materials: 0.4%
22,400		Simpson Manufacturing Co., Inc.	606,816
			606,816
		Chemicals: 1.9%
42,700		Albemarle Corp.	1,316,868
17,100		Minerals Technologies, Inc.	1,015,056
50,500	@, L	Solutia, Inc.	707,000
			3,038,924
		Commercial Services: 6.5%
38,484		Arbitron, Inc.	1,719,850
27,000	@, L	Bankrate, Inc.	1,050,570
26,000	@, L	Capella Education Co.	1,114,360
77,143	L	Diamond Management & Technology Consultants, Inc.	361,801
39,056	@	Dollar Financial Corp.	601,072
12,900	@, L	FTI Consulting, Inc.	931,896
77,000	@, L	Geo Group, Inc.	1,556,170
35,700	@, L	Vistaprint Ltd.	1,172,388
32,105		Watson Wyatt Worldwide, Inc.	1,596,582
			10,104,689
		Computers: 5.2%
30,500	@	CACI International, Inc.	1,528,050
112,600	@	Mentor Graphics Corp.	1,278,010
77,200	@	Micros Systems, Inc.	2,058,153
84,200	@, L	Ness Technologies, Inc.	965,774
34,800	@, L	Riverbed Technolgoy, Inc.	435,696
44,300	@	SYKES Enterprises, Inc.	972,828
83,407	@, L	Xyratex Ltd.	928,320
			8,166,831
		Cosmetics/Personal Care: 1.0%
21,000	@, L	Chattem, Inc.	1,641,780
			1,641,780
		Distribution/Wholesale: 0.9%
65,300	@	LKQ Corp.	1,108,141
7,900		Owens & Minor, Inc.	383,150
			1,491,291
		Diversified Financial Services: 1.7%
24,200	@, L	Interactive Brokers Group, Inc.	536,514
22,300		Lazard Ltd.	953,548
57,100		OptionsXpress Holdings, Inc.	1,108,882
			2,598,944
		Electric: 0.7%
33,600		Black Hills Corp.	1,043,952
			1,043,952
		Electrical Components & Equipment: 1.5%
14,000	@, L	Energy Conversion Devices, Inc.	815,500
61,200	@, L	Greatbatch, Inc.	1,501,848
			2,317,348

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 4.8%
13,000	@	Dionex Corp.	$826,150
39,300	@, L	Faro Technologies, Inc.	800,541
35,400	@	Flir Systems, Inc.	1,360,068
27,600		Keithley Instruments, Inc.	231,012
66,700	@	Plexus Corp.	1,380,690
28,900	@	Thomas & Betts Corp.	1,129,123
41,900	@	Varian, Inc.	1,797,510
			7,525,094
		Engineering & Construction: 0.6%
33,600	@	EMCOR Group, Inc.	884,352
			884,352
		Environmental Control: 1.1%
48,100	@	Waste Connections, Inc.	1,649,830
			1,649,830
		Food: 1.0%
29,800		Flowers Foods, Inc.	874,928
4,800	@	Ralcorp Holdings, Inc.	323,568
55,500	@, L	Smart Balance, Inc.	364,080
			1,562,576
		Gas: 1.6%
33,000		Piedmont Natural Gas Co.	1,054,680
47,100		Southwest Gas Corp.	1,425,246
			2,479,926
		Hand/Machine Tools: 0.5%
19,100	L	Franklin Electric Co., Inc.	850,905
			850,905
		Healthcare - Products: 4.6%
34,500	@, L	Cepheid, Inc.	477,135
28,400	@, L	ev3, Inc.	285,136
21,888	@	Haemonetics Corp.	1,350,927
65,223		Meridian Bioscience, Inc.	1,894,076
61,893	@	Micrus Endovascular Corp.	863,407
46,915	@, L	Orthofix International NV	874,026
52,500	@, L	Qiagen NV	1,035,825
93,730	@, L	Spectranetics Corp.	433,970
			7,214,502
		Healthcare - Services: 4.0%
12,319	@, L	Amedisys, Inc.	599,566
24,800	@	Magellan Health Services, Inc.	1,018,288
73,200	@, L	Nighthawk Radiology Holdings, Inc.	528,504
54,400	@, L	Psychiatric Solutions, Inc.	2,064,480
25,400		Universal Health Services, Inc.	1,423,162
72,352	@, L	Virtual Radiologic Corp.	590,392
			6,224,392
		Insurance: 0.8%
26,225		Aspen Insurance Holdings Ltd.	721,188
32,100		Fidelity National Title Group, Inc.	471,870
			1,193,058
		Internet: 0.8%
55,300	@	F5 Networks, Inc.	1,292,914
			1,292,914
		Leisure Time: 0.9%
47,200	@	WMS Industries, Inc.	1,442,904
			1,442,904
		Machinery - Diversified: 1.5%
17,900	L	Nordson Corp.	879,069
28,904		Wabtec Corp.	1,480,752
			2,359,821
		Mining: 0.2%
16,900	@, L	RTI International Metals, Inc.	330,564
			330,564
		Miscellaneous Manufacturing: 3.3%
23,600		Actuant Corp.	595,664
17,900	L	Acuity Brands, Inc.	747,504
20,700		Aptargroup, Inc.	809,577
47,286	L	Barnes Group, Inc.	956,123
33,675	@, L	EnPro Industries, Inc.	1,251,363
60,000	@, L	Hexcel Corp.	821,400
			5,181,631
		Oil & Gas: 5.7%
28,100	@, L	Bill Barrett Corp.	902,291
34,600	@, L	Carrizo Oil & Gas, Inc.	1,254,942
70,200	@, L	EXCO Resources, Inc.	1,145,664
34,200		Holly Corp.	989,064
75,900	@, L	McMoRan Exploration Co.	1,794,276
82,300	@, L	Parallel Petroleum Corp.	775,266
18,700	L	Penn Virginia Corp.	999,328
66,100	@, L	Petroquest Energy, Inc.	1,014,635
			8,875,466
		Oil & Gas Services: 4.4%
73,100	@, L	Allis-Chalmers Energy, Inc.	924,715
15,300		Core Laboratories NV	1,550,196
29,500	@, L	Dril-Quip, Inc.	1,280,005

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
90,000	@	Key Energy Services, Inc.	$1,044,000
16,500	@, L	SEACOR Holdings, Inc.	1,302,675
30,300	@, L	Willbros Group, Inc	802,950
			6,904,541
		Packaging & Containers: 0.8%
47,400		Bemis Co.	1,242,354
			1,242,354
		Pharmaceuticals: 4.2%
132,412	@	Akorn, Inc.	679,274
22,800	@, L	BioMarin Pharmaceuticals, Inc.	603,972
59,948	@, L	KV Pharmaceutical Co.	1,361,419
67,100	@, L	Mylan Laboratories	766,282
25,300		Omnicare, Inc.	727,881
21,300	@	Onyx Pharmaceuticals, Inc.	770,634
30,900		Perrigo Co.	1,188,414
33,500	@, L	Savient Pharmaceuticals, Inc.	499,485
			6,597,361
		Retail: 3.9%
14,100		Cash America International, Inc.	508,164
39,745	@	Gymboree Corp.	1,410,948
53,000	@, L	Jo-Ann Stores, Inc.	1,111,940
67	@, L	JoS. A Bank Clothiers, Inc.	2,251
12,000		Longs Drug Stores Corp.	907,680
20,700	@, L	Panera Bread Co.	1,053,630
45,600	@, L	PF Chang’s China Bistro, Inc.	1,073,424
			6,068,037
		Semiconductors: 5.8%
158,900	@, L	Entegris, Inc.	769,076
61,862	@, L	Formfactor, Inc.	1,077,636
125,300	@	Integrated Device Technology, Inc.	974,834
95,100	L	Micrel, Inc.	862,557
41,600	@, L	MKS Instruments, Inc.	828,256
44,000	@	Monolithic Power Systems, Inc.	764,280
155,300	@, L	ON Semiconductor Corp.	1,049,828
102,700	@, L	Semtech Corp.	1,433,692
78,124	@	Verigy Ltd.	1,271,859
			9,032,018
		Software: 6.7%
43,328	@	Ansys, Inc.	1,640,831
63,540		Blackbaud, Inc.	1,172,313
109,359	@, L	Double-Take Software, Inc.	1,088,122
57,100	@, L	EPIQ Systems, Inc.	776,560
92,700	@	Informatica Corp.	1,204,173
33,700	@	MSCI, Inc. - Class A	808,800
48,800	@	Parametric Technology Corp.	897,920
32,242	@, L	PROS Holdings, Inc.	302,752
71,800	@	Solera Holdings, Inc.	2,062,096
29,700	@, L	Taleo Corp.	590,733
			10,544,300
		Telecommunications: 4.0%
98,100	@, L	ADC Telecommunications, Inc.	828,945
114,200		Alaska Communications Systems Group, Inc.	1,396,666
37,700	@, L	CommScope, Inc.	1,305,928
15,500	@, L	Comtech Telecommunications	763,220
53,400	@	Foundry Networks, Inc.	972,414
38,000	@, L	SBA Communications Corp.	983,060
			6,250,233
		Transportation: 1.8%
26,100	@	Genesee & Wyoming, Inc.	979,272
22,033	@	HUB Group, Inc.	829,542
58,400	L	Knight Transportation, Inc.	991,048
			2,799,862
		Total Common Stock
		(Cost $159,095,700)	147,548,680
REAL ESTATE INVESTMENT TRUSTS: 2.0%
		Apartments: 0.8%
21,800	L	Home Properties, Inc.	1,263,310
			1,263,310
		Diversified: 1.2%
27,100	L	Digital Realty Trust, Inc.	1,280,475
17,900	L	Washington Real Estate Investment Trust	655,677
			1,936,152
		Total Real Estate Investment Trusts
		(Cost $2,791,565)	3,199,462
EXCHANGE-TRADED FUNDS: 1.9%
		Exchange-Traded Funds: 1.9%
42,001	L	iShares Russell 2000 Growth Index Fund	2,970,311
		Total Exchange-Traded Funds
		(Cost $3,362,965)	2,970,311
		Total Long-Term Investments
		(Cost $165,250,230)	153,718,453

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS: 29.9%
	Affiliated Mutual Fund: 1.0%
1,550,000	ING Institutional Prime Money Market Fund - Class I	$1,550,000
	Total Mutual Fund
	(Cost $1,550,000)	1,550,000

Principal Amount			Value
	Repurchase Agreement: 0.5%
$750,000	Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $750,031 to be received upon repurchase (Collateralized by $775,000 Federal National Mortgage Association, 2.375%, Market Value plus accrued interest $775,594, due 05/20/10)		$750,000
	Total Repurchase Agreement
	(Cost $750,000)		750,000

	Securities Lending Collateral(cc): 28.4%
44,820,204	Bank of New York Mellon Corp. Institutional Cash Reserves		44,411,318
	Total Securities Lending Collateral
	(Cost $44,820,204)		44,411,318
	Total Short-Term Investments
	(Cost $47,120,204)		46,711,318
	Total Investments in Securities
	(Cost $212,370,434)*	128.1%	$200,429,771
	Other Assets and Liabilities - Net	(28.1)	(43,947,531)
	Net Assets	100.0%	$156,482,240

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
*	Cost for federal income tax purposes is $213,577,441.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$6,518,899
	Gross Unrealized Depreciation	(19,666,569)
	Net Unrealized Depreciation	$(13,147,670)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$199,679,771	$—
Level 2- Other Significant Observable Inputs	750,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$200,429,771	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	December 1, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	December 1, 2008